Significant Production and Growth Asset Acquisitions (Tables) - FAR Senegal RSSD SA [member]	12 Months Ended
Dec. 31, 2023
Disclosure of significant production and growth asset acquisitions [line items]
Summary of assets acquired and liabilities assumed
The identifiable assets and liabilities acquired as at the date of the acquisition inclusive of transaction costs are:

US$m

Oil and gas properties	205
Exploration and evaluation	7
Cash acquired	3
Payables	(13)
Net other assets and liabilities assumed	10

Total identifiable net assets at acquisition	212

Summary of cash flows on acquisition

US$m

Purchase cash consideration	212
Transaction costs	-

Total purchase consideration	212

Net cash outflows on acquisition	212